BANK BORROWINGS	12 Months Ended
Dec. 31, 2014
BANK BORROWINGS [Abstract]
BANK BORROWINGS
7.	BANK BORROWINGS

	At December 31,
	2013	2014
	$	$

Short-term bank borrowings	304,827,038	356,793,246
Current portion of long-term borrowings	35,427,888	20,412,210
Long-term bank borrowings	265,975,939	272,348,001

Total	606,230,865	649,553,457

The Group's short-term bank borrowings had annual average fixed interest rates of 7.01% and 6.88% in year 2013 and 2014, respectively. These loans represent borrowings of the Group from various financial institutions. Each of these borrowings has a term of six months to one year, and expires at various times throughout the year.

The Group's long-term bank borrowings had annual average fixed interest rates of 4.74% and 4.20% in year 2013 and 2014, respectively. These loans represent borrowings of the Group from China Development Bank, Bank of Nanjing, Shanghai Rural Commercial Bank, Agricultural Bank of China (Hong Kong Branch), China Everbright Bank(Hong Kong Branch), Deniz Bank, and Odea Bank with a term of two to seven years, which would expire between 2016 and 2018.

The short-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2013	2014
	$	$

Fixed deposit	211.1	209.0
China Electric Equipment Group Co., Ltd. and Group Chairman Mr. Tingxiu Lu	16.4	16.3
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Ltd., CEEG (Nanjing) Special Transformer Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	16.4	26.1
Jiangsu Xinde Asset Management Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	16.4	-
China Electric Equipment Group Co., Ltd., Group Chairman Mr. Tingxiu Lu and machinery from China Sunergy (Nanjing) Co., Ltd.	16.1	8.1
CEEG(Jiangsu) Ltd. and Group Chairman Mr. Tingxiu Lu	8.2	13.1
Construction in progress	4.9	3.6
China Electric Equipment Group Co., Ltd., Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	6.6	-
China Electric Equipment Group Co., Ltd., CEEG (Nanjing) Special Transformer Co., Ltd. and Group Chairman Mr. Tingxiu Lu	3.3	-
Songjiang District SME Credit Guarantee Center	3.3	1.0
Shareholder of subsidiaries in Turkey	0.5	3.0
China Electric Equipment Group Co., Ltd. and Jiangsu Xinde Asset Management Co., Ltd. and CEEG(Zhengjiang) Power Transformer and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	-	8.2
Jiangsu Xinde Asset Management Co., Ltd and CEEG (zhenjiang) Power Transformer Co., Ltdand Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	-	8.2
Fixed deposit pledge and shareholder of subsidiaries in Turkey	-	0.7
Fixed deposit pledge and China Electric Equipment Group Co., Ltd.	-	10.0
Construction in Progress & Fix assets and China Electric Equipment Group Co., Ltd, CEEG (Nanjing) Special Transformer Co., Ltd and Group Chairman Mr. Tingxiu Lu	-	1.6
CEEG (Jiangsu) Limited and CEEG Special Transformer Co., Ltd and new energy and Land use right and plant	-	32.7

Total	303.2	341.6

The Group's long-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2013	2014
	$	$

Group Chairman Mr. Tingxiu Lu and his stock rights in Jiangsu Xinde Asset Management Co., Ltd.	100.0	-
Land use right and machinery	42.5	38.2
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd.	50.0	50.0
CEEG (Jiangsu) Limited, China Electric Equipment Group Co., Ltd., and CEEG (Nanjing) Special Transformer Co., Ltd.'s real estate	32.8	-
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Limited, and Group Chairman Mr. Tingxiu Lu	30.6	30.6
Fixed deposit	26.8	51.2
Construction in progress	11.1	-
China Electric Equipment Group Co., Ltd. and machinery	7.5	13.0
China Electric Equipment Group Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	-	100.0
Construction in Progress & Property, plant and equipment	-	9.8

Total	301.3	292.8

The Group has short-term credit facilities of $292.0 million from various banks to facilitate its purchase of raw materials, of which $215.9 million were withdrawn with $76.2 million available to use as of December 31, 2014. The bank facilities have no restrictions as to the use of such facilities and contain no financial covenants. These short-term credit facilities are renewable annually upon mutual agreement between the parties.

The Group has a seven-year credit facility of $158.4 million from China Development Bank to facilitate its new 200MW cell production lines, which had $20.1 million of credit facility available for use as of December 31, 2014.

The Group has a four-year credit facility of $50.0 million used to supplement working capital requirements from China Development Bank, which were fully withdrawn as of December 31, 2014.

The Group has a six-year credit facility of $20.1 million from Shanghai Rural Commercial Bank designed solely for capital expenditure purposes, which had $6.7 million of credit facility available for use as of December 31, 2014.

The Group has three-year credit facilities of $41.0 million and $5.0 million from Bank of Nanjing and Deniz Bank used to supplement working capital requirements, which were fully withdrawn as of December 31, 2014.